Earnings Per Share - Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income	$ 22,486	$ 45,150	$ 61,466	$ 85,126
Net income available for common shareholders	$ 22,486	$ 44,242	$ 61,466	$ 83,227
Weighted average number of common shares - basic	156,208,917	116,150,985	156,146,287	115,600,570
Dilutive effect of stock-based awards	237,978	574,443	323,529	581,680
Weighted average number of common shares - diluted	156,446,895	116,725,428	156,469,816	116,182,250
Earnings per common share:
Basic (usd per share)	$ 0.14	$ 0.38	$ 0.39	$ 0.72
Diluted (usd per share)	$ 0.14	$ 0.38	$ 0.39	$ 0.72
Entities Under Common Control [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income	$ 0	$ 908	$ 0	$ 1,899